Related Party Transactions - Transactions and balances with Hygo and Affiliates (Details) - USD ($) $ in Thousands	4 Months Ended	9 Months Ended
	Apr. 15, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due from (to) related party			$ 1,585	$ 2,048
Hygo Energy Transition Ltd
Related Party Transaction [Line Items]
Total	$ 3,631	$ 8,368
Due from (to) related party			0	(11,222)
Hygo Energy Transition Ltd | Management and administrative services revenue
Related Party Transaction [Line Items]
Other	2,051	3,900
Hygo Energy Transition Ltd | Ship management fees income
Related Party Transaction [Line Items]
Other	904	1,247
Hygo Energy Transition Ltd | Debt guarantee compensation
Related Party Transaction [Line Items]
Debt guarantee compensation	$ 676	$ 3,221
Hygo Energy Transition Ltd | Trading balances due to Hygo and affiliates
Related Party Transaction [Line Items]
Due from (to) related party			$ 0	$ (11,222)